Share-based compensation - Summary of Units Granted Under Deferred Share and Other Plans (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2018 shares $ / shares	Oct. 31, 2017 shares $ / shares
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	376	343
Units granted, weighted average fair value | $ / shares	$ 100.71	$ 91.87
Deferred bonus plan [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	4,820	4,347
Units granted, weighted average fair value | $ / shares	$ 95.18	$ 100.30
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	2,099	2,185
Units granted, weighted average fair value | $ / shares	$ 101.55	$ 88.79
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	91	99
Units granted, weighted average fair value | $ / shares	$ 103.55	$ 91.49
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	978	794
Units granted, weighted average fair value | $ / shares	$ 101.48	$ 90.68
Deferred Share and Other Plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	8,364	7,768
Units granted, weighted average fair value | $ / shares	$ 97.85	$ 93.24